PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7 – PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2022	2021
Drilling and production tools	$1,499,535	$1,499,535
Leasehold improvement	323,675	321,991
Production facilities	93,049	93,049
Computer and software	5,605	5,605
Housing and welfare	4,312	4,312
Furniture and office equipment	4,013	4,013
Equipment	1,650	1,650
Total	1,931,839	1,930,155
Less: accumulated depreciation	(1,730,344)	(1,637,617)
Property and equipment, net	$201,495	$292,538

Depreciation charged to expense amounted to $92,727, $160,246 and $44,108 for the years ended December 31, 2022, 2021 and 2020, respectively.